Subsequent Events - Additional information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 11, 2025	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 02, 2025
Disclosure of non-adjusting events after reporting period [Line Items]
Dividends declared per common share			$ 2.16	$ 1.96
Borrowings			$ 2,820	$ 3,277
5.65% Notes due 2043 [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Borrowings	$ 350
Borrowings, interest rate	5.65%
Borrowings, maturity	2043
Thomson Reuters Corporation [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Thomson Reuters Corporation [Member] | 3.35% Notes due 2026 [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Borrowings	$ 500
Borrowings, interest rate	3.35%
Borrowings, maturity	2026
Thomson Reuters Corporation [Member] | 5.85% Notes due 2040 [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Borrowings	$ 500
Borrowings, interest rate	5.85%
Borrowings, maturity	2040
Thomson Reuters Corporation [Member] | 4.50% Notes due 2043 [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Borrowings	$ 119
Borrowings, interest rate	4.50%
Borrowings, maturity	2043
Thomson Reuters Corporation [Member] | 5.65% Notes due 2043 [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Borrowings	$ 350
Borrowings, interest rate	5.65%
Borrowings, maturity	2043
Thomson Reuters Corporation [Member] | 5.50% Debentures due 2035 [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Borrowings	$ 400
Borrowings, interest rate	5.50%
Borrowings, maturity	2035
Major business combination [member] | Safe Send [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Cash transferred					$ 600
Dividends declared after year ended [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividend increase dollars		$ 0.22
Dividends declared per common share		0.595
New annual dividends paid ordinary shares per share		$ 2.38
Dividend increase percentage		10.00%